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                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                      ON THE FORM 13F FILED ON MAY 15, 2002
                     PURSUANT TO A REQUEST FOR CONFIDENTIAL
                      TREATMENT AND FOR WHICH CONFIDENTIAL
                       TREATMENT EXPIRED ON MAY 15, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               --------------

Check here if Amendment [   ]; Amendment Number:       2
                                                 ------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Satellite Asset Management, L.P.
Address:      10 East 50th Street, 21st Floor
              New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Brian S. Kriftcher
Title:        Chief Operating Officer and Principal
Phone:        (212) 209-2050

Signature, Place, and Date of Signing:


/s/ Brian S. Kriftcher          New York, New York                  May 22, 2003
---------------------------     --------------------------          ------------
[Signature]                     [City, State]                       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                          0
                                                      -------

Form 13F Information Table Entry Total:                     4
                                                      -------

Form 13F Information Table Value Total:               $27,187
                                                      -------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       NONE

                                                   FORM 13F INFORMATION TABLE
                                                   SATELLITE ASSET MANAGEMENT
                                                FOR QUARTER ENDED MARCH 31, 2002

                           Title                Value
                           of                   (x       Shrs or    SH/    Put/   Investment   Other           Voting Authority
Name of Issuer             Class     CUSIP      $1000)   prn amt    PRN    Call   Discretion   Managers    Sole       Shared    None

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN WTR WKS INC       COM       030411102   6,956   158,600    SH            SOLE                     158,600
------------------------------------------------------------------------------------------------------------------------------------
AT&T CDA INC               DEPS      00207Q202   7,071   200,000    SH            SOLE                     200,000
                           RCPT
                           CL B
------------------------------------------------------------------------------------------------------------------------------------
PRICE COMMUNICATIONS CORP  COM NEW   741437305     633    34,800    SH            SOLE                      34,800
------------------------------------------------------------------------------------------------------------------------------------
TRW INC                    COM       872649108  12,527   250,000    SH            SOLE                     250,000
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY:  4 DATA RECORDS                        27,187      0 OTHER MANAGERS ON
                                                            WHOSE BEHALF REPORT
                                                            IS FILED